Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative expenses
Staff costs	$ 28,344	$ 25,675	$ 23,671
Share-based payment	5,139	6,033	9,690
Consultant fees	11,443	10,645	9,574
Safety and insurance costs	3,224	3,890	3,834
Travel expenses	1,865	1,730	2,336
Non-operated blocks expenses	4,038	1,568	1,390
Director's fees and allowance	700	896	1,172
Communication and IT costs	3,777	3,760	3,419
Allocation to joint operations	(12,054)	(13,986)	(9,642)
Other administrative expenses	3,058	3,758	4,580
Administrative expenses	$ 49,534	$ 43,969	$ 50,024